Payden Corporate Bond Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
2,300,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.342%), 6.66%, 7/15/32 (a)
(b) $ 2,303
875,250 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (b) 786
2,000,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
6.79%, 2/17/39 (a)(b) 1,981
1,866,750 Planet Fitness Master Issuer LLC 2022-1A 144A,
3.25%, 12/05/51 (b) 1,747
2,350,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
4.29%, 2/15/52 (b) 2,099
1,486,875 Zaxby's Funding LLC 2021-1A, 144A, 3.24%,
7/30/51 (b) 1,311
Total Asset Backed (Cost - $10,879)
10,227
Bank Loans(c) (0%
)
985,000 Air Canada Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.500%),
9.14%, 8/11/28  987
398,259 DirectV Financing LLC Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
5.000%), 10.65%, 8/02/27  399
Total Bank Loans (Cost - $1,369)
1,386
Corporate Bond (92%
)
0  (4%)
1,425,000 Air Lease Corp. , 3.25%, 10/01/29  1,289
1,375,000 BP Capital Markets America Inc. , 4.99%,
4/10/34  1,385
1,300,000 Extra Space Storage LP , 5.40%, 2/01/34  1,301
2,000,000 Ford Motor Credit Co. LLC , 6.05%, 3/05/31  2,011
1,175,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.25%, 1/15/29  1,209
600,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.64%, 6/14/27 (a) 552
700,000 NextEra Energy Capital Holdings Inc. , 5.25%,
3/15/34  705
975,000 NextEra Energy Capital Holdings Inc. , 5.55%,
3/15/54  977
775,000 Niagara Mohawk Power Corp. 144A, 5.66%,
1/17/54 (b) 784
1,350,000 NXP BV/NXP Funding LLC/NXP USA Inc. ,
4.30%, 6/18/29  1,308
875,000 Simon Property Group LP , 6.65%, 1/15/54  1,032
875,000 Sun Communities Operating LP , 5.50%, 1/15/29  884
13,437
Aerospace & Defense  (0%)
1,100,000 Lockheed Martin Corp. , 5.20%, 2/15/64  1,116
Automotive  (4%)
1,285,000 Daimler Truck Finance North America LLC
144A, 2.38%, 12/14/28 (b)(d) 1,150
3,250,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25 (d) 3,138
1,800,000 Ford Motor Credit Co. LLC , 2.90%, 2/16/28  1,620
1,225,000 General Motors Co. , 5.40%, 4/01/48  1,119
1,200,000 General Motors Co. , 6.75%, 4/01/46  1,298
1,700,000 Hyundai Capital America 144A, 1.80%,
10/15/25 (b) 1,604
950,000 Kia Corp. 144A, 1.75%, 10/16/26 (b) 871
3,275,000 Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (b) 3,150
Principal
or Shares Security Description
Value
(000)
1,150,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (b) $ 964
1,185,000 Volkswagen Group of America Finance LLC
144A, 5.70%, 9/12/26 (b) 1,205
16,119
Banking  (14%)
2,325,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (a) 2,170
1,800,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.132%), 2.46%,
10/22/25 (a) 1,758
1,585,000 Bank of America Corp. N, (U.S. Secured
Overnight Financing Rate + 1.220%), 2.65%,
3/11/32 (a) 1,345
975,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.322%), 3.56%,
4/23/27 (a) 943
1,875,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.650%), 5.47%, 1/23/35 (a) 1,910
2,600,000 Bank of Montreal , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.400%),
3.09%, 1/10/37 (a) 2,116
1,150,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.050%),
2.28%, 11/24/27 (a) 1,059
1,550,000 BBVA Bancomer SA 144A, 1.88%, 9/18/25 (b) 1,462
830,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.280%), 3.07%, 2/24/28 (a) 785
785,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (b) 816
1,175,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 3.180%), 6.72%, 1/18/29 (a) 1,224
1,250,000 Federation des Caisses Desjardins du Quebec
144A, 5.70%, 3/14/28 (b) 1,283
1,300,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.248%), 2.38%,
7/21/32 (a) 1,072
2,750,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.264%), 2.65%,
10/21/32 (a)(d) 2,301
1,650,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (a) 1,421
1,485,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.100%), 2.25%, 11/22/27 (a) 1,369
305,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600%), 4.20%, 6/01/32 (a)(b) 253
915,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 2.460%), 3.11%,
4/22/41 (a) 715
910,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.440%), 3.11%, 4/22/51 (a) 650
2,500,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.845%), 5.35%, 6/01/34 (a) 2,543
700,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.810%), 6.25%, 10/23/34 (a) 759
1,025,000 KeyBank N.A. , 5.00%, 1/26/33  956
1,225,000 Lloyds Banking Group PLC , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.480%), 5.99%, 8/07/27 (a) 1,244
1,300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.858%), 1.51%, 7/20/27 (a) 1,193

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
910,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.990%), 2.19%, 4/28/26 (a) $ 878
830,000 Morgan Stanley , 5.00%, 11/24/25  830
1,425,000 Morgan Stanley , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.430%),
5.95%, 1/19/38 (a) 1,456
2,400,000 National Australia Bank Ltd. 144A, 2.99%,
5/21/31 (b) 2,026
355,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (a) 358
875,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.100%), 6.02%, 3/02/34 (a) 916
970,000 Old National Bancorp , 5.88%, 9/29/26  976
875,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.902%), 5.68%,
1/22/35 (a) 898
1,150,000 PNC Financial Services Group Inc. , (Secured
Overnight Financing Rate + 2.140%), 6.04%,
10/28/33 (a) 1,203
1,800,000 Royal Bank of Canada , 5.00%, 2/01/33  1,801
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  425
1,440,000 U.S. Bancorp , (U.S. Secured Overnight Financing
Rate + 1.230%), 4.65%, 2/01/29 (a) 1,420
1,200,000 U.S. Bancorp , (U.S. Secured Overnight Financing
Rate + 1.860%), 5.68%, 1/23/35 (a) 1,228
875,000 UBS AG , 5.65%, 9/11/28  905
1,000,000 Wachovia Corp. , 5.50%, 8/01/35  1,018
1,000,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 3.35%, 3/02/33 (a) 878
1,311,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.510%), 3.53%, 3/24/28 (a) 1,257
2,625,000 Wells Fargo & Co. , (3 mo. Term Secured
Overnight Financing Rate + 4.502%), 5.01%,
4/04/51 (a) 2,509
675,000 Westpac New Zealand Ltd. 144A, 4.90%,
2/15/28 (b) 676
53,005
Basic Industry  (5%)
1,425,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  1,384
525,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (b) 525
2,525,000 Boeing Co. , 5.71%, 5/01/40  2,546
1,250,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (b) 1,218
1,980,000 Freeport-McMoRan Inc. , 5.00%, 9/01/27  1,960
1,000,000 Lockheed Martin Corp. , 3.90%, 6/15/32  957
785,000 Nature Conservancy A, 3.96%, 3/01/52  678
1,470,000 Norfolk Southern Corp. , 5.35%, 8/01/54  1,501
1,450,000 Northrop Grumman Corp. , 4.95%, 3/15/53  1,410
825,000 Regal Rexnord Corp. 144A, 6.05%, 4/15/28 (b) 838
825,000 Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (b) 858
600,000 RTX Corp. , 4.63%, 11/16/48  543
825,000 Ryder System Inc. , 6.30%, 12/01/28  875
1,050,000 Union Pacific Corp. , 4.95%, 5/15/53 (d) 1,046
850,000 Veralto Corp. 144A, 5.35%, 9/18/28 (b) 868
17,207
Capital Markets  (2%)
1,700,000 Ares Capital Corp. , 5.88%, 3/01/29  1,685
Principal
or Shares Security Description
Value
(000)
1,125,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 2.303%), 6.26%,
12/07/34 (a)(b) $ 1,183
800,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.730%), 5.47%, 1/18/35 (a) 817
2,850,000 State Street Corp. I, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.613%), 6.70% (a)(e) 2,850
6,535
Consumer Finance  (0%)
1,000,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.260%), 6.05%,
2/01/35 (a) 1,017
Consumer Goods  (3%)
1,360,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (b) 1,230
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00%,
11/15/39  956
904,000 Anheuser-Busch InBev Worldwide Inc. , 8.20%,
1/15/39  1,206
1,320,000 Coca-Cola Co. , 2.60%, 6/01/50  889
750,000 Conagra Brands Inc. , 5.30%, 10/01/26  759
1,050,000 J M Smucker Co. , 6.50%, 11/15/43  1,171
1,150,000 JDE Peet's NV 144A, 1.38%, 1/15/27 (b) 1,037
1,280,000 Kraft Heinz Foods Co. , 4.38%, 6/01/46  1,109
2,165,000 Land O' Lakes Inc. 144A, 7.00% (b)(e) 1,645
1,850,000 NIKE Inc. , 3.38%, 3/27/50  1,458
11,460
Electric Utilities  (1%)
1,275,000 Eversource Energy , 5.50%, 1/01/34  1,290
941,000 System Energy Resources Inc. , 6.00%, 4/15/28  959
2,249
Energy  (6%)
600,000 Baytex Energy Corp. 144A, 8.50%, 4/30/30 (b) 624
1,745,000 Canadian Natural Resources Ltd. , 6.25%,
3/15/38  1,835
128,000 Cenovus Energy Inc. , 6.75%, 11/15/39  141
1,025,000 Columbia Pipelines Operating Co. LLC 144A,
5.93%, 8/15/30 (b) 1,066
1,200,000 Enbridge Energy Partners LP , 7.38%, 10/15/45  1,414
1,200,000 Energy Transfer LP , 5.40%, 10/01/47  1,117
2,500,000 Energy Transfer LP , 5.50%, 6/01/27  2,537
900,000 Energy Transfer LP , 5.75%, 2/15/33  922
1,075,000 EQT Corp. , 5.70%, 4/01/28  1,095
750,000 Kinder Morgan Energy Partners LP , 6.55%,
9/15/40  798
710,000 ONEOK Inc. , 6.05%, 9/01/33 (d) 746
900,000 Ovintiv Inc. , 5.65%, 5/15/28  916
410,000 Parsley Energy LLC/Parsley Finance Corp. 144A,
4.13%, 2/15/28 (b) 393
840,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A, 7.38%, 2/15/29 (b) 839
335,000 Talos Production Inc. 144A, 9.38%, 2/01/31 (b) 343
1,425,000 TransCanada PipeLines Ltd. , 6.20%, 3/09/26  1,425
1,175,000 Western Midstream Operating LP , 6.15%,
4/01/33 (d) 1,212
1,550,000 Williams Cos. Inc. , 3.75%, 6/15/27  1,496
2,200,000 Williams Cos. Inc. , 8.75%, 3/15/32  2,673
21,592

Principal
or Shares Security Description
Value
(000)
Financial Services  (12%)
410,000 Aircastle Ltd. , 4.13%, 5/01/24  $ 407
1,795,000 Ally Financial Inc. , 3.88%, 5/21/24  1,785
1,851,000 American Express Co. , 8.15%, 3/19/38  2,378
1,950,000 Ares Capital Corp. , 3.25%, 7/15/25  1,879
1,300,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 1,285
1,100,000 Ashtead Capital Inc. 144A, 5.50%, 8/11/32 (b) 1,095
2,400,000 Banco Santander SA , 2.75%, 12/03/30  1,983
2,075,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  2,025
605,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  558
2,205,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  2,131
1,350,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.290%), 2.64%,
3/03/26 (a)(d) 1,306
915,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.080%), 5.47%,
2/01/29 (a) 917
2,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 2.107%), 2.57%, 6/03/31 (a) 1,982
1,430,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (a) 1,225
2,500,000 Citigroup Inc. , 4.45%, 9/29/27  2,452
3,775,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (b) 3,703
2,850,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 3.350%), 7.39%, 11/03/28 (a) 3,062
1,820,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26 (d) 1,745
1,975,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.990%), 4.85%, 7/25/28 (a) 1,973
1,155,000 Low Income Investment Fund 2019, 3.71%,
7/01/29  1,013
1,600,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 1.069%), 1.34%,
1/12/27 (a)(b) 1,478
620,000 Mastercard Inc. , 3.85%, 3/26/50  531
1,025,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 1.93%, 4/28/32 (a) 827
2,020,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.00%, 10/15/27 (d) 1,531
1,300,000 PayPal Holdings Inc. , 3.25%, 6/01/50  952
750,000 State Street Corp. , (U.S. Secured Overnight
Financing Rate + 1.567%), 4.82%, 1/26/34 (a)
(d) 737
570,000 Synchrony Financial , 7.25%, 2/02/33  570
1,250,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.852%), 5.12%, 1/26/34 (a) 1,218
2,200,000 Westpac Banking Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750%), 2.67%, 11/15/35 (a) 1,829
44,577
Healthcare  (7%)
1,350,000 AbbVie Inc. , 4.85%, 6/15/44  1,312
1,620,000 Amgen Inc. , 3.15%, 2/21/40  1,262
1,000,000 Amgen Inc. , 5.60%, 3/02/43  1,030
2,000,000 Baxter International Inc. , 2.27%, 12/01/28  1,783
700,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (b) 683
1,625,000 Bristol-Myers Squibb Co. , 4.25%, 10/26/49  1,390
Principal
or Shares Security Description
Value
(000)
895,000 Cigna Group , 4.90%, 12/15/48  $ 834
1,250,000 Cigna Group , 5.69%, 3/15/26  1,250
1,850,000 CVS Health Corp. , 5.30%, 12/05/43  1,791
740,000 Dignity Health , 4.50%, 11/01/42  641
950,000 Eli Lilly & Co. , 4.88%, 2/27/53  957
1,825,000 GE HealthCare Technologies Inc. , 5.65%,
11/15/27  1,884
1,180,000 HCA Inc. , 5.90%, 6/01/53  1,202
750,000 Humana Inc. , 5.50%, 3/15/53  752
550,000 Jazz Securities DAC 144A, 4.38%, 1/15/29 (b) 508
1,300,000 Merck & Co. Inc. , 2.35%, 6/24/40  933
145,000 Northwell Healthcare Inc. , 6.15%, 11/01/43  153
955,000 PeaceHealth Obligated Group 2020, 1.38%,
11/15/25  893
1,200,000 Perrigo Finance Unlimited Co. , 4.65%, 6/15/30  1,100
1,620,000 Royalty Pharma PLC , 2.20%, 9/02/30  1,360
420,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.10%, 10/01/46  288
1,825,000 Teva Pharmaceutical Finance Netherlands III BV ,
5.13%, 5/09/29 (d) 1,761
516,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  515
970,000 UnitedHealth Group Inc. , 5.88%, 2/15/53  1,077
1,820,000 Viatris Inc. , 4.00%, 6/22/50  1,289
26,648
Household Products  (0%)
850,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 6.63%,
7/15/30 (b)(d) 867
975,000 Haleon U.S. Capital LLC , 3.38%, 3/24/27  939
1,806
Insurance  (4%)
1,700,000 Augustar Life Insurance Co. 144A, 6.88%,
6/15/42 (b) 1,576
1,400,000 First American Financial Corp. , 2.40%, 8/15/31  1,115
975,000 MetLife Inc. , 5.38%, 7/15/33  1,009
725,000 Nationwide Financial Services Inc. 144A, 5.30%,
11/18/44 (b) 659
1,731,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (b) 2,299
1,265,000 New York Life Insurance Co. 144A, 5.88%,
5/15/33 (b) 1,333
500,000 New York Life Insurance Co. 144A, 6.75%,
11/15/39 (b) 581
1,500,000 Nippon Life Insurance Co. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.600%), 2.90%, 9/16/51 (a)(b) 1,242
450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (b) 600
550,000 Teachers Insurance & Annuity Association of
America 144A, 4.90%, 9/15/44 (b) 519
2,000,000 Teachers Insurance & Annuity Association of
America 144A, 6.85%, 12/16/39 (b) 2,332
13,265
Leisure  (1%)
1,150,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (b) 1,067
865,000 Hyatt Hotels Corp. , 5.75%, 1/30/27  885
500,000 Mattel Inc. 144A, 3.38%, 4/01/26 (b) 478
1,875,000 Warnermedia Holdings Inc. , 4.28%, 3/15/32  1,717
1,355,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  1,165

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
$ 5,312
Media  (3%)
1,820,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.50%,
6/01/41  1,272
1,025,000 Cogent Communications Group Inc. 144A,
7.00%, 6/15/27 (b) 1,029
1,860,000 Comcast Corp. , 2.89%, 11/01/51  1,232
900,000 Comcast Corp. , 5.35%, 5/15/53  918
766,000 Comcast Corp. , 6.50%, 11/15/35  869
1,760,000 Fox Corp. , 5.58%, 1/25/49  1,691
575,000 Gray Television Inc. 144A, 5.38%, 11/15/31 (b) 451
1,365,000 Paramount Global , 5.85%, 9/01/43  1,214
1,450,000 Time Warner Cable LLC , 6.75%, 6/15/39  1,442
10,118
Multi-Utilities  (1%)
1,950,000 Ameren Corp. , 5.00%, 1/15/29  1,962
Professional Services  (0%)
900,000 Concentrix Corp. , 6.65%, 8/02/26  922
Real Estate  (3%)
1,885,000 American Tower Corp. , 5.50%, 3/15/28  1,928
70,000 Healthpeak OP LLC , 3.40%, 2/01/25  68
1,575,000 Healthpeak OP LLC , 5.25%, 12/15/32  1,580
1,700,000 Invitation Homes Operating Partnership LP ,
5.45%, 8/15/30  1,714
1,580,000 Kimco Realty OP LLC , 6.40%, 3/01/34  1,711
1,050,000 Physicians Realty LP , 2.63%, 11/01/31  865
1,200,000 Simon Property Group LP , 6.75%, 2/01/40  1,369
1,750,000 Starwood Property Trust Inc. 144A, 3.75%,
12/31/24 (b) 1,711
360,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  358
770,000 WEA Finance LLC 144A, 4.13%, 9/20/28 (b) 691
980,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (b)(d) 678
12,673
Retail  (3%)
1,300,000 AutoZone Inc. , 4.75%, 2/01/33 (d) 1,273
915,000 Bath & Body Works Inc. , 6.88%, 11/01/35  914
1,250,000 Dick's Sporting Goods Inc. , 3.15%, 1/15/32 (d) 1,064
2,000,000 Home Depot Inc. , 4.50%, 12/06/48  1,851
1,325,000 Lowe's Cos. Inc. , 5.13%, 4/15/50  1,270
600,000 Newell Brands Inc. , 6.38%, 9/15/27 (d) 591
1,425,000 Nordstrom Inc. , 4.25%, 8/01/31  1,185
1,775,000 Target Corp. , 4.50%, 9/15/32 (d) 1,759
1,400,000 Walmart Inc. , 4.50%, 9/09/52  1,335
1,355,000 Walmart Inc. , 4.50%, 4/15/53 (d) 1,288
12,530
Semiconductors & Semiconductor Equipment  (0%)
1,450,000 Micron Technology Inc. , 5.30%, 1/15/31  1,466
Service  (2%)
2,185,000 American University 2019, 3.67%, 4/01/49  1,744
1,850,000 California Institute of Technology , 3.65%,
9/01/19  1,345
1,150,000 Ford Foundation 2020, 2.82%, 6/01/70  720
1,540,000 Georgetown University B, 4.32%, 4/01/49  1,362
1,180,000 President and Fellows of Harvard College ,
2.52%, 10/15/50  793
250,000 Wand NewCo 3 Inc. 144A, 7.63%, 1/30/32 (b) 259
6,223
Technology  (4%)
1,305,000 Apple Inc. , 2.65%, 5/11/50  883
Principal
or Shares Security Description
Value
(000)
1,200,000 Apple Inc. , 3.95%, 8/08/52  $ 1,030
515,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (b) 424
1,774,000 Broadcom Inc. 144A, 4.93%, 5/15/37 (b) 1,712
89,000 Dell International LLC/EMC Corp. , 8.35%,
7/15/46  116
1,455,000 Fiserv Inc. , 5.38%, 8/21/28  1,492
1,500,000 Hewlett Packard Enterprise Co. , 6.10%, 4/01/26  1,500
2,800,000 Microsoft Corp. , 2.53%, 6/01/50  1,871
1,493,000 Oracle Corp. , 4.13%, 5/15/45  1,227
2,000,000 Oracle Corp. , 6.50%, 4/15/38  2,210
2,100,000 Skyworks Solutions Inc. , 3.00%, 6/01/31  1,800
14,265
Telecommunications  (7%)
1,575,000 Alphabet Inc. , 2.05%, 8/15/50  959
1,750,000 Amazon.com Inc. , 3.10%, 5/12/51  1,282
1,859,000 AT&T Inc. , 3.50%, 9/15/53  1,329
3,800,000 AT&T Inc. , 3.65%, 9/15/59  2,684
1,760,000 British Telecommunications PLC 144A, 4.25%,
11/08/49 (b) 1,427
1,100,000 Cogent Communications Group Inc. 144A,
3.50%, 5/01/26 (b) 1,050
1,500,000 Deutsche Telekom International Finance BV ,
8.75%, 6/15/30  1,787
1,800,000 Juniper Networks Inc. , 2.00%, 12/10/30  1,475
1,325,000 NBN Co. Ltd. 144A, 1.63%, 1/08/27 (b) 1,214
1,475,000 Orange SA , 9.00%, 3/01/31  1,821
1,550,000 Rogers Communications Inc. , 5.45%, 10/01/43  1,529
1,450,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (b) 1,328
1,100,000 TELUS Corp. , 4.60%, 11/16/48  973
2,025,000 T-Mobile USA Inc. , 3.38%, 4/15/29  1,880
1,775,000 T-Mobile USA Inc. , 5.65%, 1/15/53  1,834
1,967,000 Verizon Communications Inc. , 2.36%, 3/15/32  1,634
24,206
Transportation  (1%)
1,255,720 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  1,113
1,203,061 American Airlines Pass-Through Trust 2019-1,
A, 3.50%, 2/15/32  1,024
2,137
Utility  (5%)
1,000,000 Atmos Energy Corp. , 5.90%, 11/15/33 (d) 1,083
1,050,000 Basin Electric Power Cooperative 144A, 4.75%,
4/26/47 (b) 919
244,000 Berkshire Hathaway Energy Co. , 6.13%, 4/01/36  265
800,000 Boston Gas Co. 144A, 6.12%, 7/20/53 (b) 828
1,050,000 Dominion Energy South Carolina Inc. , 6.25%,
10/15/53  1,197
2,250,000 Duke Energy Florida LLC , 5.95%, 11/15/52  2,444
1,825,000 Indiana Michigan Power Co. , 5.63%, 4/01/53  1,889
660,000 KeySpan Gas East Corp. 144A, 5.82%,
4/01/41 (b) 640
1,780,000 National Fuel Gas Co. , 5.50%, 1/15/26  1,789
610,000 Nevada Power Co. , 6.00%, 3/15/54  657
950,000 NextEra Energy Capital Holdings Inc. , 5.00%,
2/28/30 (d) 957
1,000,000 NiSource Inc. , 5.65%, 2/01/45  1,005
900,000 Northern States Power Co. , 5.10%, 5/15/53  894
675,000 Public Service Electric and Gas Co. , 5.13%,
3/15/53  682
1,320,000 Public Service Enterprise Group Inc. , 6.13%,
10/15/33  1,412
1,575,000 TransAlta Corp. , 7.75%, 11/15/29  1,657

Principal
or Shares Security Description
Value
(000)
585,000 Tucson Electric Power Co. , 5.50%, 4/15/53  $ 594
725,000 WEC Energy Group Inc. , 5.60%, 9/12/26  741
19,653
Total Corporate Bond (Cost - $365,633)
341,500
Foreign Government (1%
)
1,885,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (b)
(Cost - $1,883) 1,693
Mortgage Backed (1%
)
2,000,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.064%),
7.40%, 2/15/38 (a)(b) 1,517
1,995,037 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.477%), 6.81%,
5/15/36 (a)(b) 1,992
Total Mortgage Backed (Cost - $4,000)
3,509
Municipal (0%
)
1,050,000 Michigan Finance Authority D, 5.02%, 11/01/43
(Cost - $1,050) 1,028
Principal
or Shares Security Description
Value
(000)
Investment Company (4%
)
8,687,270 Payden Cash Reserves Money Market Fund* $ 8,687
589,623 Payden Emerging Market Corporate Bond Fund* 5,077
Total Investment Company (Cost - $13,687)
13,764
Total Investments (Cost - $398,501) (101%)
373,107
Liabilities in excess of Other Assets (-1%)
(2,169)
Net Assets (100%) $ 370,938
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Floating rate security. The rate shown reflects the rate in effect at January 31,
2024. The stated maturity is subject to prepayments.
(d) All or a portion of these securities are on loan. At January 31, 2024, the total market value of the Fund’s securities on loan is $5,715 and the total market value of the collateral held by the Fund is $5,888. Amounts in 000s.
(e) Perpetual security with no stated maturity date.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 66 Mar-24 $ 8,075 $ 491 $ 491
U.S. Treasury 10-Year Note Future 55 Mar-24 6,178 195 195
U.S. Treasury 2-Year Note Future 46 Mar-24 9,460 92 92
U.S. Treasury 5-Year Note Future 76 Mar-24 8,238 176 176
a a

Short Contracts:
U.S. Treasury 10-Year Ultra Future 106 Mar-24 (12,389) (422) (422)
U.S. Ultra Bond Future 15 Mar-24 (1,938) (128) (128)
a a
(550)
Total Futures
$404